Property, plant and equipment (Tables)	9 Months Ended
Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Consolidated Property, Plant and Equipment

	31 Mar 2025	30 Jun 2024
	US$'000	US$'000
Non-current assets
Land - at cost	12,049	3,601

Buildings - at cost	517,770	215,542
Less: Accumulated depreciation	(24,978)	(13,237)
	492,792	202,305

Plant and equipment - at cost	8,558	4,856
Less: Accumulated depreciation	(1,811)	(1,142)
	6,747	3,714

Mining hardware - at cost	877,934	177,766
Less: Accumulated depreciation	(81,365)	(54,892)
Less: Accumulated impairment	(6,942)	(25,605)
	789,627	97,269

HPC hardware – at cost	69,406	33,315
Less: Accumulated depreciation	(9,277)	(1,779)
	60,129	31,536

Development assets - at cost	213,763	102,946

Total property, plant and equipment	1,575,107	441,371
Gain on disposal of property, plant and equipment

	Three months ended	Three months ended	Nine months ended	Nine months ended
	31 Mar 2025	31 Mar 2024	31 Mar 2025	31 Mar 2024
	US$'000	US$'000	US$'000	US$'000
Gain on Warranty	-	-	920	-
Gain/(loss) on disposal of mining hardware	1,525	1	758	16
Total gain/(loss) on disposal of property, plant and equipment	1,525	1	1,678	16

Reconciliations of Written Down Values of Property, Plant and Equipment
Reconciliations of the written down values at the beginning and end of the current period are set out below:

	Land	Buildings	Plant and equipment	Mining hardware	HPC hardware	Development assets	Total
Consolidated	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000

Balance at 1 July 2024	3,601	202,305	3,714	97,269	31,536	102,946	441,371
Additions	6,270	10,992	3,927	45,795	2,396	409,441	478,821
Transfer from computer hardware prepayment	-	-	-	809,516	36,522	-	846,038
Disposals	-	-	-	(25,097)	-	(33)	(25,130)
Exchange differences	(43)	(4,393)	(183)	(11,099)	(2,627)	(188)	(18,533)
Impairment	-	-	-	(6,942)	-	-	(6,942)
Transfers in/(out)	2,221	296,182	-	-	-	(298,403)	-
Transfer to asset held for sale	-	-	-	(23,222)	-	-	(23,222)
Depreciation expense	-	(12,294)	(711)	(96,593)	(7,698)	-	(117,296)

Balance at 31 March 2025	12,049	492,792	6,747	789,627	60,129	213,763	1,575,107